PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary of group's consolidated financial statements (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 01, 2019
Current assets
Cash and cash equivalents	¥ 12,174,097		¥ 11,158,756		¥ 11,341,758
Short-term investments	812,225		2,764,368		884,996
Accounts receivable	2,013		4,511		1,002
Amounts due from related parties	9,583		10,050		6,615
Prepayments and other current assets	520,589		549,174		724,583
Total current assets	13,518,507		14,486,859		12,958,954
Non-current assets
Property, equipment and software, net	546,106		550,894		369,126
Intangible assets, net	413		390		458
Right-of-use assets, net	303,609		310,445		309,085	¥ 50,570
Other non-current assets	4,000		4,000		4,000
Total non-current assets	854,128		865,729		682,669
Total assets	14,372,635		15,352,588		13,641,623
Current liabilities
Accounts payable	135,273		51,763		52,963
Deferred revenue	1,979,056		2,038,669		1,958,570
Other payables and accrued liabilities	578,981		638,947		645,138
Operating lease liabilities, current	146,134		150,513		127,531
Total current liabilities	2,839,444		2,879,892		2,784,202
Non-current liabilities
Operating lease liabilities, non-current	166,309		163,800		183,365
Total non-current liabilities	166,309		163,800		183,365
Total liabilities	3,005,753		3,043,692		2,967,567
Total revenues	2,250,224	¥ 1,956,717	3,428,787	¥ 3,168,478
Cost of revenues	(351,578)	(250,029)	(552,466)	(404,863)
Net (loss)/income	80,321	(1,590,312)	292,038	(1,304,144)
Net cash generated from operating activities	480,948	836,543	847,499	1,106,471
Net cash used in investing activities	(97,909)	(167,365)	(2,091,086)	(805,751)
Net cash used in financing activities	(87,816)	6,412,214	(41,278)	6,409,844
Cash and cash equivalents at beginning of the period	11,341,758		11,341,758
Cash and cash equivalents at end of the period	12,174,097		11,158,756
VIE and VIE's subsidiaries
Current assets
Cash and cash equivalents	1,245,088	438,383	873,872	102,128	864,851
Short-term investments	802,159		1,329,802		864,557
Accounts receivable	1,946		3,929		1,002
Amounts due from Group companies	100,805		125,745		86,989
Amounts due from related parties	9,583		10,050		6,615
Prepayments and other current assets	450,841		480,213		487,598
Total current assets	2,610,422		2,823,611		2,311,612
Non-current assets
Property, equipment and software, net	544,171		548,476		368,381
Intangible assets, net	413		390		458
Right-of-use assets, net	287,032		294,905		301,288
Other non-current assets	4,000		4,000		4,000
Total non-current assets	835,616		847,771		674,127
Total assets	3,446,038		3,671,382		2,985,739
Current liabilities
Accounts payable	135,098		51,678		52,938
Deferred revenue	1,979,019		2,036,728		1,958,570
Other payables and accrued liabilities	557,568		521,066		626,151
Amounts due to Group companies	37,362		12,576		27,223
Operating lease liabilities, current	139,625		143,389		124,464
Total current liabilities	2,848,672		2,765,437		2,789,346
Non-current liabilities
Operating lease liabilities, non-current	155,954		154,775		178,844
Total non-current liabilities	155,954		154,775		178,844
Total liabilities	3,004,626		2,920,212		¥ 2,968,190
Total revenues	2,250,118	1,956,717	3,427,797	3,168,478
Cost of revenues	(351,566)	(250,007)	(552,380)	(404,796)
Net (loss)/income	162,265	(41,429)	319,165	274,608
Net cash generated from operating activities	486,939	861,135	777,516	1,158,919
Net cash used in investing activities	(106,702)	(167,365)	(733,351)	(795,751)
Net cash used in financing activities		(438,586)	(35,144)	(444,239)
Net increase in cash and cash equivalents	380,237	255,184	9,021	(81,071)
Cash and cash equivalents at beginning of the period	864,851	183,199	864,851	183,199
Cash and cash equivalents at end of the period	¥ 1,245,088	¥ 438,383	¥ 873,872	¥ 102,128